Cash and cash equivalents	12 Months Ended
Dec. 31, 2025
Cash and Cash Equivalents [Abstract]
Cash and cash equivalents
Note 3: Cash and cash equivalents

	December 31, 2025	December 31, 2024
Non-interest bearing
Cash and demand deposits with banks	105,440	93,145

Interest bearing
Demand deposits with banks	171,201	165,741
Cash equivalents	1,432,295	1,739,226
Sub-total - Interest bearing	1,603,496	1,904,967

Total cash and cash equivalents	1,708,936	1,998,112